SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Inventory valuation
	(in thousands)
	September 30,	December 31,
	2021	2020

Raw materials	$1,256	$1,276
Work-in-progress	86	80
Finished goods	33	7
Inventory reserve	(785)	(758)

Total inventory	$590	$605

Property and equipment
	(in thousands)
	September 30,	December 31,
	2021	2020

Equipment	$1,052	$1,042
Software	652	652
Furniture and fixtures	41	41
Leasehold improvements	12	12

Subtotal	1,757	1,747
Less accumulated depreciation	(1,746)	(1,746)
Property, equipment and leasehold improvements, net	$11	$1

	December 31,	December 31,
	2020	2019
Equipment	$1,042	$1,349
Software	652	740
Furniture and fixtures	41	124
Leasehold Improvement	12	180
	1,747	2,393
Less accumulated depreciation and amortization	(1,746)	(2,393)
Total	$1	$—

Accrued liabilities
	(in thousands)
	September 30, 2021	December 31, 2021

Compensation	$745	$1,094
Professional fees	36	83
Interest	211	1,517
Vacation	44	34
Preferred dividends	298	202
Other accrued expenses	46	65
Total	$1,380	$2,995

Effect of new accounting standard
Disaggregation of revenue